Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

NOTE 20: LEASES

Company as a lessee

The Company has lease contracts for land and offices used in its operations. Leases of land generally have an average lease term of 43.3 years with extension option attached, while office lease agreements generally have lease terms between 0.5 and 3.9 years.

The Company also has certain leases of offices with lease terms of 12 months or less and other low value office equipment. The Company applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

On April 28, 2022, the Company entered into a five year finance leasing contract for eight liquid barges. As of December 31, 2022, two liquid barges were delivered to Navios Logistics.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Land	Office buildings	Liquid Barges	Total right of use assets
Balance as at January 1, 2020	$6,929	$1,125	$—	$8,054
Depreciation expense	(149)	(630)	—	(779)
Balance as at December 31, 2020	$6,780	$495	$—	$7,275
Lease reassessment	369	—	—	369
Additions	—	1,105	—	1,105
Depreciation expense	(157)	(589)	—	(746)
Balance as at December 31, 2021	$6,992	$1,011	$—	$8,003
Lease reassessment	539	—	—	539
Additions	—	335	2,683	3,018
Depreciation expense	(170)	(542)	—	(712)
Balance as at December 31, 2022	$7,361	$804	$2,683	$10,848

An analysis of the lease liabilities is as follows:

	2022	2021	2020
At January 1,	$8,751	$7,856	$8,551
Lease reassement	539	369	—
Additions	3,018	1,105	—
Accretion of interest	717	678	606
Payments	(1,264)	(1,257)	(1,301)
At December 31,	$11,761	$8,751	$7,856
Current	$1,677	$1,095	$911
Non-current	$10,084	$7,656	$6,945

The maturity table of the undiscounted cash flows of the lease liabilities is presented below:

	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	$1,820	$5,330	$23,989	$31,139

The table below presents the Company’s fixed and variable lease payments for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Fixed lease payments	$1,264	$1,257	$1,301
Variable lease payments	1,308	845	982
Total	$2,572	$2,102	$2,283

The table below presents the components of the Company’s lease expense for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Depreciation expense of right-of-use assets	$712	$746	$779
Finance expense on lease liabilities	717	678	606
Expense relating to short-term leases	4,058	5,887	6,587
	$5,487	$7,311	$7,972

The Company had total cash outflows for leases of $5,322 in 2022 ($7,144 in 2021 and $7,888 in 2020). The Company also had non-cash additions to right-of-use assets and lease liabilities of $3,018 in 2022 ($1,105 in 2021 and nil in 2020).

The Company has certain lease contracts that include extension options. Management exercises judgment in determining whether these extension options are reasonably certain to be exercised, see Note 2(z).

Liquid Barges

On April 28, 2022, the Company entered into a five year finance leasing contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023. The finance lease contract is payable by 60 consecutive monthly payments of $26 each, commencing with the delivery date of the applicable barge. At expiration, the Company will have the ability to exercise the purchase option of these barges or extend the term of the finance leasing contract.

In December 2022, two of the eight liquid barges were delivered. The Company recorded a right-of-use asset at an amount equal to the finance lease liability amounting to $2,683. The finance lease is repayable by 60 consecutive monthly payments of approximately $26 each that commences in January 2023. The agreement for the two finance leases matures in the fourth quarter of 2027.

In the first quarter of 2023, the third and fourth liquid barges under the finance lease contract were delivered and are repayable by 60 consecutive monthly payments of approximately $26 each. The contract matures in the first quarter of 2028.

Company as a lessor

The Company through its subsidiaries entered into time charter agreements with aggregate hire receivables (contracted revenues), comprising lease revenue and service revenue. There are no significant variable lease payments in relation to these agreements. At the end of the reporting period, undiscounted lease receipts and the transaction price allocated to the remaining service performance obligations, from the inception date, over the lease term, were as follows:

Amount
2023	$85,345
2024	64,219
2025	47,619
2026	6,934
Total	$204,117

In February 2017, two self-propelled barges of the Company’s fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109 in cash. The sale price was to be received in installments in the form of lease payments through 2023. The barges could be transferred at the lessee’s option, at no cost, at the end of the lease period. In October 2021 and November 2021, the Company received the final installments of San Lorenzo and Formosa.